Annual Total Returns- Vanguard Extended Market Index Fund (Institutional) [BarChart] - Institutional - Vanguard Extended Market Index Fund - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.57%)	18.50%	38.42%	7.56%	(3.24%)	16.15%	18.12%	(9.35%)	28.05%	32.23%